Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 6. Goodwill and Other Intangible Assets

Goodwill and intangible assets deemed to have indefinite lives are no longer amortized, but are subject to impairment testing. Other intangible assets continue to be amortized over their useful lives. First Guaranty’s goodwill is the difference in purchase price over the fair value of net assets acquired from its acquisition of Homestead Bancorp in 2007. Goodwill totaled $2.0 million at June 30, 2015 and December 31, 2014. No impairment charges have been recognized on First Guaranty’s intangible assets. Mortgage servicing rights were relatively unchanged totaling $0.1 million at June 30, 2015 and December 31, 2014. Other intangible assets recorded include core deposit intangibles, which are subject to amortization. The weighted-average amortization period remaining for First Guaranty’s core deposit intangibles is 4.9 years at June 30, 2015. The core deposits intangible reflect the value of deposit relationships, including the beneficial rates, which arose from acquisitions.

Note 8. Goodwill and Other Intangible Assets

Goodwill and intangible assets deemed to have indefinite lives are no longer amortized, but are subject to impairment testing. Other intangible assets continue to be amortized over their useful lives. Goodwill represents the purchase price over the fair value of net assets acquired from the Homestead Bancorp in 2007. No impairment charges have been recognized since acquisition. Goodwill totaled $2.0 million at December 31, 2014 and 2013.

The following table summarizes intangible assets subject to amortization.

	At December 31, 2014
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$9,350	$7,732	$1,618
Mortgage servicing rights	267	152	115

Total	$9,617	$7,884	$1,733

	At December 31, 2013
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$9,350	$7,412	$1,938
Mortgage servicing rights	267	132	135

Total	$9,617	$7,544	$2,073

The core deposits intangible reflect the value of deposit relationships, including the beneficial rates, which arose from acquisitions. The weighted-average amortization period remaining for the core deposit intangibles is 5.4 years.

Amortization expense relating to purchase accounting intangibles totaled $0.3 million, $0.3 million, and $0.4 million for the year ended December 31, 2014, 2013, and 2012, respectively.

Amortization expense of the core deposit intangible assets for the next five years is as follows:

For the Years Ended	Estimated Amortization Expense ( in thousands)
December 31, 2015	$320
December 31, 2016	$320
December 31, 2017	$320
December 31, 2018	$320
December 31, 2019	$135